Related party balances and transactions (Related party transactions) (Other related party transactions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
HIPDC [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	¥ 107,712	¥ 106,885	¥ 157,264
Drawdown of loans	0	0	210
Interest expense on loans	0	10	13,136
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	123,472	141,542	128,932
Rental income from leasehold	3,609	2,509	5,724
Drawdown of loans	17,940,287	15,374,480	4,035,000
Interest expense on loans	524,716	589,012	217,098
Interest income on loans	0	4,344	0
Capital injection from a subsidiary of Huaneng Group	379,906	274,752	0
Capital injection	320,680	0	157,500
Pre-construction cost paid by	90	23,529	765
Finance lease payments received from	57,676	0	2,960,000
Interest expense of finance lease	30,720	22,261	17,586
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Rental charge on leasehold	589	2,128	0
Rental income from leasehold	7,448	7,448	7,750
Interest income on loans	3,540	3,329	3,488
Capital injection	0	249,716	18,200
Pre-construction cost paid by	0	179	0
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Drawdown of loans	0	665,225	0
Interest expense on loans	32,037	33,481	30,514
Entrusted management fee	15,000	13,453	24,950
Trusteeship management income	5,110	1,518	1,700
Associates of the Company [member]
Disclosure of transactions between related parties [line items]
Interest income on loans	6,639	917	0
Capital injection	142,579	52,200	100,418
Receive collateral under loan agreement	96,902	0	0
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Net proceeds received from investee with significant influence	60,246	72,920	0
Finance lease to investee with significant influence	0	86,946	0
Interest income from finance lease	¥ 22,497	¥ 11,626	¥ 0